Vessels, Port Terminals and Other Fixed Assets, Net (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended			6 Months Ended
	Jan. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Aug. 31, 2020	May 31, 2020	Feb. 29, 2020
Property Plant And Equipment [Line Items]
Impairment loss and gain/(loss) on sale of vessels		$ (8,967)		$ (18,253)	$ (20,215)	$ (23,784)
Navios Amitie
Property Plant And Equipment [Line Items]
Disposal date					Jun. 30, 2020
Year Built					2005
Vessel capacity in DWT					75,395 dwt
Impairment loss and gain/(loss) on sale of vessels					$ (4,478)
Vessel sale price		$ 6,887			$ 6,887
Navios Northern Star
Property Plant And Equipment [Line Items]
Disposal date					Aug. 31, 2020
Year Built					2005
Vessel capacity in DWT					75,395 dwt
Impairment loss and gain/(loss) on sale of vessels					$ (4,489)
Vessel sale price							$ 6,860
Navios Star
Property Plant And Equipment [Line Items]
Disposal date					May 31, 2020
Year Built					2002
Vessel capacity in DWT					76,662 dwt
Impairment loss and gain/(loss) on sale of vessels					$ (5,697)
Vessel sale price								$ 6,450
Capitalized Cost, Impairment Loss					$ 258
Navios Hios and Navios Kypros
Property Plant And Equipment [Line Items]
Disposal date					Feb. 29, 2020
Vessel sale price									$ 16,628
Navios Kypros
Property Plant And Equipment [Line Items]
Year Built					2003
Vessel capacity in DWT					55,222 dwt
Impairment loss and gain/(loss) on sale of vessels					$ (5,551)
Capitalized Cost, Impairment Loss					$ 404
Navios Hios
Property Plant And Equipment [Line Items]
Year Built					2003
Vessel capacity in DWT					55,180 dwt
Jupiter N and Rainbow N
Property Plant And Equipment [Line Items]
Date of delivery					Jun. 30, 2020
Vessel acquisition cost					$ 24,883
Jupiter N
Property Plant And Equipment [Line Items]
Year Built					2011
Vessel capacity in DWT					93,062 dwt
Rainbow N
Property Plant And Equipment [Line Items]
Year Built					2011
Vessel capacity in DWT					79,642 dwt
Navios Corali
Property Plant And Equipment [Line Items]
Date of delivery					Mar. 31, 2020
Year Built					2015
Vessel capacity in DWT					181,249 dwt
Vessel acquisition cost			$ 36,684
Cash consideration for purchase of vessel			$ 36,684
Navios Canary
Property Plant And Equipment [Line Items]
Date of delivery					Jan. 31, 2020
Year Built					2015
Vessel capacity in DWT					180,528 dwt
Vessel acquisition cost	$ 35,111
Cash consideration for purchase of vessel	$ 35,111